Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,645,740,999.46	43,700		55.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$320,400,000.00	4.057%		October 15, 2026
Class A-2a Notes	$325,000,000.00	3.88%		June 15, 2028
Class A-2b Notes	$217,400,000.00	3.92539%	*	June 15, 2028
Class A-3 Notes	$542,400,000.00	3.91%		April 15, 2030
Class A-4 Notes	$94,800,000.00	3.95%		July 15, 2031
Class B Notes	$47,370,000.00	4.24%		July 15, 2031
Class C Notes	$31,570,000.00	0.00%		March 15, 2033
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.30%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,210,507.31

Principal:
Principal Collections	$28,343,663.29
Prepayments in Full	$15,856,184.29
Liquidation Proceeds	$993,913.75
Recoveries	$15,391.35
Sub Total	$45,209,152.68
Collections	$50,419,659.99

Purchase Amounts:
Purchase Amounts Related to Principal	$66,119.24
Purchase Amounts Related to Interest	$495.18
Sub Total	$66,614.42

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,486,274.41

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$50,486,274.41
Servicing Fee	$965,466.74	$965,466.74	$0.00	$0.00	$49,520,807.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$49,520,807.67
Interest - Class A-2a Notes	$716,381.43	$716,381.43	$0.00	$0.00	$48,804,426.24
Interest - Class A-2b Notes	$533,291.02	$533,291.02	$0.00	$0.00	$48,271,135.22
Interest - Class A-3 Notes	$1,767,320.00	$1,767,320.00	$0.00	$0.00	$46,503,815.22
Interest - Class A-4 Notes	$312,050.00	$312,050.00	$0.00	$0.00	$46,191,765.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,191,765.22
Interest - Class B Notes	$167,374.00	$167,374.00	$0.00	$0.00	$46,024,391.22
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,024,391.22
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$46,024,391.22
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,024,391.22
Regular Principal Payment	$46,708,444.91	$46,024,391.22	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$50,486,274.41

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$46,024,391.22
Total					$46,024,391.22

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$27,577,299.31	$84.85	$716,381.43	$2.20	$28,293,680.74	$87.05
Class A-2b Notes	$18,447,091.91	$84.85	$533,291.02	$2.45	$18,980,382.93	$87.30
Class A-3 Notes	$0.00	$0.00	$1,767,320.00	$3.26	$1,767,320.00	$3.26
Class A-4 Notes	$0.00	$0.00	$312,050.00	$3.29	$312,050.00	$3.29
Class B Notes	$0.00	$0.00	$167,374.00	$3.53	$167,374.00	$3.53
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$46,024,391.22	$29.15	$3,496,416.45	$2.21	$49,520,807.67	$31.36

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$221,561,266.46	0.6817270	$193,983,967.15	0.5968737
Class A-2b Notes	$148,207,444.09	0.6817270	$129,760,352.18	0.5968737
Class A-3 Notes	$542,400,000.00	1.0000000	$542,400,000.00	1.0000000
Class A-4 Notes	$94,800,000.00	1.0000000	$94,800,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,085,908,710.55	0.6877454	$1,039,884,319.33	0.6585965

Pool Information
Weighted Average APR	5.325%	5.333%
Weighted Average Remaining Term	47.88	47.11
Number of Receivables Outstanding	35,135	34,150
Pool Balance	$1,158,560,084.40	$1,112,547,076.95
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,114,816,700.18	$1,070,779,237.51
Pool Factor	0.7039747	0.6760159

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,371.48
Yield Supplement Overcollateralization Amount	$41,767,839.44
Targeted Overcollateralization Amount	$73,346,811.31
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,662,757.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,371.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,371.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,371.48

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$753,126.88
(Recoveries)		15	$15,391.35
Net Loss for Current Collection Period			$737,735.53
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7641%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3962%
Second Prior Collection Period			0.1684%
Prior Collection Period			0.5981%
Current Collection Period			0.7796%
Four Month Average (Current and Prior Three Collection Periods)			0.4856%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		694	$3,346,443.64
(Cumulative Recoveries)			$146,458.92
Cumulative Net Loss for All Collection Periods			$3,199,984.72
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1944%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,821.96
Average Net Loss for Receivables that have experienced a Realized Loss			$4,610.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.82%	221	$9,123,427.76
61-90 Days Delinquent	0.14%	37	$1,584,350.47
91-120 Days Delinquent	0.02%	4	$206,660.22
Over 120 Days Delinquent	0.01%	1	$81,678.33
Total Delinquent Receivables	0.99%	263	$10,996,116.78

Repossession Inventory:
Repossessed in the Current Collection Period		14	$488,399.46
Total Repossessed Inventory		27	$979,685.27

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1327%
Prior Collection Period			0.1195%
Current Collection Period			0.1230%
Three Month Average			0.1251%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1683%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	11

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	101	$4,021,956.03
2 Months Extended	139	$6,078,391.10
3+ Months Extended	26	$1,153,913.18

Total Receivables Extended	266	$11,254,260.31
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer